Consolidated Statements of Profit or Loss and Other Comprehensive Loss		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Profit or loss [abstract]
Revenues
Other operating income		609,341	803,904	485,374	154,610
Other (losses)/gains - net		(373,615)	(492,910)	(1,116,622)	3,185
Research and development expenses		(1,204,952)	(1,589,693)	(1,522,765)	(1,090,623)
Depreciation of property plant and equipment		(77,212)	(101,866)	(109,246)	(98,721)
Amortization of intangible assets		(1,658)	(2,187)	(2,500)	(2,512)
Employee benefits expenses		(344,230)	(454,143)	(210,657)	(168,802)
Finance expenses		(38,871)	(51,282)	(125,175)	(117,696)
Other expenses		(1,677,512)	(2,213,142)	(494,675)	(518,766)
Share of result of associate		(23,647)	(31,198)	(33,546)	(212,578)
Loss before income tax		(3,132,356)	(4,132,517)	(3,129,812)	(2,051,903)
Income tax expense		(495)	(653)	(1,640)
Total		(3,132,851)	(4,133,170)	(3,131,452)	(2,051,903)
Other comprehensive loss:
Foreign currency translation loss		(68,155)	(89,918)	(96,504)	(22,628)
Total		(3,201,006)	(4,223,088)	(3,227,956)	(2,074,531)
Loss attributable to:
Equity holders of the company		(3,132,643)	(4,132,896)	(3,131,209)	(2,051,650)
Non- controlling interests		(208)	(274)	(243)	(253)
Total comprehensive loss attributable to:
Equity holders of the company		(3,200,798)	(4,222,814)	(3,227,713)	(2,074,278)
Non controlling interests		$ (208)	$ (274)	$ (243)	$ (253)
Loss per share attributable to equity holders of the Company:
Basic, Loss per share attributable to equity holders of the Company | (per share)		$ (0.29)	$ (0.39)	$ (0.40)	$ (0.30)
Diluted, Loss per share attributable to equity holders of the Company | (per share)		$ (0.29)	$ (0.39)	$ (0.40)	$ (0.30)
Weighted average number of ordinary shares used in computing loss per share
Basic, Weighted average number of ordinary shares used in computing loss per share		10,630,344	10,630,344	7,915,101	6,934,824
Diluted, Weighted average number of ordinary shares used in computing loss per share	[1]	10,630,344	10,630,344	7,915,101	6,934,824

[1]	The Group embarked on its strategy in People’s Republic of China via a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.